Financing Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Credit Facilities in Place at Period End

The following credit facility was in place at:

	June 30, 2015
	Expiration Date	Capacity	Borrowed	Letters of Credit Issued	Unused Capacity
Syndicated Secured Credit Facility (a)	June 2020	$1,850	$—	$309	$1,541

(a)	The facility includes capacity available for letters of credit and for short-term borrowings. The facility requires Talen Energy Supply to maintain a senior secured debt to adjusted EBITDA ratio (as defined in the agreement) as of the last day of any fiscal quarter of less than or equal to 4.50 to 1.00. The company pays customary fees on the facility and borrowings generally bear interest at LIBOR-based rates plus an applicable margin.

PPL Energy Supply LLC [Member]
Credit Facilities in Place at Period End

The following credit facilities were in place at:

	December 31, 2014					December 31, 2013
	Expiration Date	Capacity	Borrowed	Letters of Credit and Commercial Paper Issued	Unused Capacity	Borrowed	Letters of Credit and Commercial Paper Issued
Syndicated Credit Facility (a)(b)(c)	Nov. 2017	$3,000	$630	$121	$2,249		$29
Letter of Credit Facility (b)	Mar. 2015	150		138	12		138
Uncommitted Credit Facilities (b)		100		22	78		77

Total PPL Energy Supply Credit Facilities		$3,250	$630	$281	$2,339		$244

(a)	PPL Energy Supply pays customary fees and borrowings generally bear interest at LIBOR-based rates plus an applicable margin.
(b)	The facility contains a financial covenant requiring debt to total capitalization not to exceed 65%. Additionally, subject to certain conditions, PPL Energy Supply may request that its facility’s capacity be increased by up to $500 million.
(c)	At December 31, 2014, PPL Energy Supply’s interest rates on outstanding borrowings were 2.05%.

Long-term Debt

Long-term Debt

	Weighted- Average Rate	Maturities	December 31,
			2014	2013
Senior Unsecured Notes (a)	5.31%	2015 - 2036	$2,193	$2,493
Senior Secured Notes	8.86%	2025	45	49
Other				5

Total Long-term Debt Before Adjustments			2,238	2,547
Fair market value adjustments			(19)	(22)
Unamortized premium and (discount), net			(1)

Total Long-term Debt			2,218	2,525
Less current portion of Long-term Debt			535	304

Total Long-term Debt, noncurrent			$1,683	$2,221

(a)	Includes $300 million of 5.70% REset Put Securities due 2035 (REPS). The REPS bear interest at a rate of 5.70% per annum to, but excluding, October 15, 2015 (Remarketing Date). The REPS are required to be put by existing holders on the Remarketing Date either for (a) purchase and remarketing by a designated remarketing dealer or (b) repurchase by PPL Energy Supply. If the remarketing dealer elects to purchase the REPS for remarketing, it will purchase the REPS at 100% of the principal amount, and the REPS will bear interest on and after the Remarketing Date at a new fixed rate per annum determined in the remarketing. PPL Energy Supply has the right to terminate the remarketing process. If the remarketing is terminated at the option of PPL Energy Supply or under certain other circumstances, including the occurrence of an event of default by PPL Energy Supply under the related indenture or a failed remarketing for certain specified reasons, PPL Energy Supply will be required to pay the remarketing dealer a settlement amount as calculated in accordance with the related remarketing agreement.

Long-term Debt Maturities

The aggregate maturities of long-term debt, based on stated maturities or earlier put dates, for the periods 2015 through 2019 and thereafter are as follows:

2015	$535
2016	354
2017	4
2018	403
2019	4
Thereafter	938

Total	$2,238